Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2021, 2022 and 2023, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	343,744	2.99

Non-vested, December 31, 2021	343,744	2.99

Vested	(171,872)	2.99

Non-vested, December 31, 2022	171,872	2.99

Granted	1,566,000	4.83

Vested	(620,872)	3.08

Non-vested, December 31, 2023	1,117,000	5.52

Summary of the Company's non-vested stock option activity
A summary of the Company’s
non-vested
stock option activity and related information for the years ended December 31, 2021, 2022 and 2023, is as follows:

	Option shares #	Weighted- Average Exercise Price $
Outstanding – January 1, 2021	—	—
Granted	250,000	2.99
Exercised	—	—
Outstanding – December 31, 2021	250,000	2.99
Exercisable – December 31, 2021	—	—
Granted	—	—
Exercised	—	—
Outstanding – December 31, 2022	250,000	2.99
Exercisable – December 31, 2022	—	—
Granted	250,000	2.85
Granted	299,000	6.43
Exercised	(250,000)	2.99
Outstanding – December 31, 2023	549,000	4.80
Exercisable – December 31, 2023	—	—